Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 0
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2		1,885,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3		0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4		0.24
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5		1,885,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6		0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7		1,570,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8		0.50
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9		0.44
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10		(450,000)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11		0.50
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12		3,005,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13		0.34
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14		2,246,184
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15		0.38
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16		0.27
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17		668,728
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18		0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19		0.24
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	1,885,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	1,570,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	0.50
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	0.44
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	(450,000)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	0.50
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	3,005,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	0.34
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	(285,000)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	105,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	0.08
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	2,825,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	0.35
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	0.32
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	2,750,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	0.35
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	$ 2,246,184
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21	0.38